RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2013
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS

Note 6. RELATED PARTY TRANSACTIONS

As described in Note 4 (Senior Convertible Notes), on June 19, 2012, the Company entered into securities purchase agreements with Kevin Frija, its Chief Executive Officer, Harlan Press, its Chief Financial Officer, and Doron Ziv, a greater than 10% stockholder of the Company, pursuant to which Messrs. Frija, Press and Ziv (each, a "Purchaser") purchased from the Company (i) the $300,000 Senior Convertible Notes (as since amended as described in Note 4 above) and (ii) common stock purchase warrants to purchase up to an aggregate of 46,512 shares of the Company's common stock (the "June Warrants").

Each Purchaser purchased one of the $300,000 Senior Convertible Notes in the principal amount of $100,000 and a June Warrant to purchase up to 15,504 shares of the Company's common stock (which number of shares represents the quotient obtained by dividing (x) $3,000 (3% of the $100,000 principal amount of such Senior Convertible Note) by (y) $0.1935 (the 30-day weighted average closing price per share of the Company's common stock, as reported on the OTC Bulletin Board, preceding June 19, 2012)).

The June Warrants are exercisable at initial exercise price of $0.213 per share (which represents 110% of the 30-day weighted average closing price per share of the Company's common stock, as reported on the OTC Bulletin Board, preceding June 19, 2012) subject to certain anti-dilution protection and may be exercised at the option of the holders for cash or on a cashless basis until June 18, 2017.

In addition, as described in Note 4 (Senior Convertible Notes), on September 28, 2012, the Company entered into a securities purchase agreement with Kevin Frija, its Chief Executive Officer, pursuant to which Mr. Frija purchased from the Company (i) the $50,000 Senior Convertible Notes (as since amended as described in Note 4 above) and (ii) common stock purchase warrants to purchase up to an aggregate of 6,868 shares of the Company's common stock (the "September Warrants") (which number of shares represents the quotient obtained by dividing (x) $3,000 (3% of the $50,000 principal amount of the $50,000 Senior Convertible Note) by (y) $0.2184 (the 30-day weighted average closing price per share of the Company's common stock, as reported on the OTC Bulletin Board, preceding September 27, 2012)).

The September Warrants are exercisable at initial exercise price of $0.24 per share (which represents 110% of the 30-day weighted average closing price per share of the Company's common stock, as reported on the OTC Bulletin Board, preceding September 27, 2012) subject to certain anti-dilution protection and may be exercised at the option of the holders for cash or on a cashless basis until September 27, 2017.

As described in Note 4 (Senior Convertible Notes), on July 9, 2012, the Company borrowed $500,000 from Ralph Frija, the father of the Company's Chief Executive Officer Kevin Frija and a less than 5% stockholder of the Company, pursuant to the Senior Note (as since amended as described in Note 4 above). As further described in Note 4, on July 9, 2013, the Company borrowed $200,000 from Ralph Frija, the father of the Company's Chief Executive Officer Kevin Frija and a less than 5% stockholder of the Company, and the Company borrowed $100,000 from Philip Holman, the father of the Company's President Jeffrey Homan and a less than 5% stockholder of the Company, pursuant to the $350,000 Senior Notes.